Cover	Feb. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33642
Entity Registrant Name	MASIMO CORP
Entity Central Index Key	0000937556
Entity Tax Identification Number	33-0368882
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	52 Discovery
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	297-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MASI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false